Organization and Business Description (Details)	Nov. 08, 2019	Oct. 21, 2019	Sep. 09, 2019 USD ($)	Sep. 09, 2019 CNY (¥)	Aug. 14, 2019	Sep. 18, 2018	Jun. 26, 2018	May 21, 2018	Apr. 25, 2017	Mar. 15, 2017	Mar. 08, 2017	Aug. 15, 2016	Jul. 20, 2015	Jun. 15, 2015	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	70.00%											15.00%
Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid | $															$ 300,000
Subsidiaries [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage															100.00%	100.00%
Shanghai Xin Fu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage													100.00%
Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid			$ 14	¥ 100
Hunan Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage			75.00%	75.00%										75.00%
Nanjing Suyun [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											70.00%
Huaxia MOOC [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										51.00%
Guizhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		60.00%			55.00%				51.00%
Fuzhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								65.00%
Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders							1
Liaoning Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							70.00%
Huafu Silu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage						51.00%
Sichuan Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	60.00%
Individual shareholder [Member] | Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders														2
Individual shareholder [Member] | Hunan Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage														25.00%
Individual shareholder [Member] | Nanjing Suyun [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											30.00%
Individual shareholder [Member] | Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders										3
Individual shareholder [Member] | Huaxia MOOC [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										49.00%
Individual shareholder [Member] | Guizhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders		2
Individual shareholder [Member] | Guizhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		40.00%
Individual shareholder [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders								3
Individual shareholder [Member] | Fuzhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								25.00%
Individual shareholder [Member] | Liaoning Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							25.00%
Individual shareholder [Member] | Huafu Silu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders						2
Individual shareholder [Member] | Huafu Silu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage						49.00%
Individual shareholder [Member] | Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders	1
Individual shareholder [Member] | Sichuan Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	30.00%
Individual Shareholders Two [Member] | Fuzhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								6.00%
Individual Shareholders Two [Member] | Liaoning Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							5.00%
Individual Shareholders Two [Member] | Sichuan Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	10.00%
Individual Shareholders Three [Member] | Fuzhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								4.00%
Third Party Company [Member] | Guizhou Huafu [Member] | Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					45.00%				49.00%
RMB [Member] | Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid | ¥																¥ 2,000,000